AOCI - Additional share information (Details 2) - SFr / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,650,747,720	2,447,747,720	2,556,011,720
Issuance of common shares		1,351,410,342	203,000,000	0
Cancellation of repurchased shares		0	0	(108,264,000)
Common Stock, Shares, Issued, Ending Balance		4,002,158,062	2,650,747,720	2,447,747,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		81,063,211	41,602,841	119,761,811
Net sale and repurchase of treasury shares		40,403,860	98,065,361	80,914,296
Issuance of common shares relating to mandatory convertible notes		(0)	203,000,000	(0)
Conversion of mandatory convertible notes		0	202,998,491	0
Cancellation of repurchased shares		0	0	108,264,000
Share-based compensation, net of tax		60,559,090	58,606,500	50,809,266
Treasury Stock, Shares, Ending Balance		60,907,981	81,063,211	41,602,841
Common shares outstanding		3,941,250,081	2,569,684,509	2,406,144,879
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	4,577,158,062	3,100,747,720
Unissued shares (in shares)		575,000,000	450,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		0	111,524,164
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[2]	4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[2]	4,399,680,200	4,399,680,200
Treasury shares
Common shares outstanding	[2]	4,399,680,200	4,399,680,200
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2022. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.